UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:  5/31

Date of reporting period:   11/30/24

Item 1. Reports to Stockholders.

(a)

The Future Fund Active ETF

(FFND) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Semi-Annual Shareholder Report - November 30, 2024

This semi-annual shareholder report contains important information about The Future Fund Active ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Active ETF	$54	1.00%

Fund Statistics

  Net Assets$6,776,591
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover204%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.0%
Communications
22.1%
Consumer Discretionary
16.1%
Health Care
10.4%
Industrials
7.6%
Energy
4.6%
Financials
3.5%
Consumer Staples
1.4%
Other Assets in Excess of Liabilities
6.3%

Value	Value
Other Assets in Excess of Liabilities	6.3%
Consumer Staples	1.4%
Financials	3.5%
Energy	4.6%
Industrials	7.6%
Health Care	10.4%
Consumer Discretionary	16.1%
Communications	22.1%
Technology	28.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.7%
Alphabet, Inc., Class A	7.4%
Netflix, Inc.	4.7%
Tesla, Inc.	4.2%
Eli Lilly & Company	4.2%
LPL Financial Holdings, Inc.	3.5%
Palo Alto Networks, Inc.	3.2%
Embraer S.A.	3.2%
Chart Industries, Inc.	3.1%
Uber Technologies, Inc.	3.1%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

The Future Fund Active ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about The Future Fund Active ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-FFND

The Future Fund Long/Short ETF

(FFLS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$74	1.46%

Fund Statistics

  Net Assets$35,259,388
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$80,557
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	193.3%
Special Case Securities	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Consumer Staples	1.3%
Financials	4.1%
Energy	4.8%
Industrials	6.9%
Health Care	10.1%
Consumer Discretionary	11.6%
Communications	21.0%
Technology	28.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.1%
Alphabet, Inc., Class A	6.0%
Netflix, Inc.	4.8%
LPL Financial Holdings, Inc.	4.1%
DoorDash, Inc., Class A	4.0%
Micron Technology, Inc.	3.4%
Eli Lilly & Company	3.4%
Gitlab, Inc.	3.4%
Uber Technologies, Inc.	3.3%
Embraer S.A.	3.2%

Short Sector Weighting (% of net assets)

Value	Value
Communications	-1.0%
Health Care	-4.7%
Consumer Discretionary	-4.7%
Technology	-13.5%
Industrials	-18.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

The Future Fund Long/Short ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-FFLS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

The Future Fund Active ETF

(FFND)

The Future Fund Long/Short ETF

(FFLS)

Semi-Annual Financial Statements and Additional Information

November 30, 2024

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.7%
	AEROSPACE & DEFENSE - 4.5%
5,648	Embraer S.A. - ADR(a)	$215,923
3,292	Kratos Defense & Security Solutions, Inc.(a)	89,180
		305,103
	APPAREL & TEXTILE PRODUCTS - 1.2%
1,363	On Holding A.G.(a)	79,504

	ASSET MANAGEMENT - 3.5%
730	LPL Financial Holdings, Inc.	237,360

	AUTOMOTIVE - 4.2%
834	Tesla, Inc.(a)	287,863

	BEVERAGES - 1.4%
3,371	Celsius Holdings, Inc.(a)	95,905

	BIOTECH & PHARMA - 8.2%
356	Eli Lilly & Company	283,145
3,261	Halozyme Therapeutics, Inc.(a)	157,180
253	Vertex Pharmaceuticals, Inc.(a)	118,437
		558,762
	E-COMMERCE DISCRETIONARY - 3.8%
1,730	Alibaba Group Holding Ltd. - ADR	151,150
2,945	JD.com, Inc. - ADR	110,084
		261,234
	INDUSTRIAL INTERMEDIATE PROD - 3.1%
1,095	Chart Industries, Inc.(a)	211,609

	INTERNET MEDIA & SERVICES - 22.0%
1,126	Airbnb, Inc., Class A(a)	153,260
2,945	Alphabet, Inc., Class A(a)(d)	497,557
1,089	DoorDash, Inc., Class A(a)	196,543
360	Netflix, Inc.(a)	319,252
2,924	Uber Technologies, Inc.(a)	210,411

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	INTERNET MEDIA & SERVICES - 22.0% (Continued)
5,312	Yandex N.V., Class A(a)(b)(c)	$116,811
		1,493,834
	LEISURE FACILITIES & SERVICES - 2.3%
3,610	DraftKings, Inc., Class A(a)	157,577

	LEISURE PRODUCTS - 2.4%
4,000	YETI Holdings, Inc.(a)	161,480

	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,060	Edwards Lifesciences Corporation(a)	146,981

	OIL & GAS SERVICES & EQUIPMENT - 2.9%
6,160	TechnipFMC plc	193,240

	RENEWABLE ENERGY - 1.7%
10,868	Green Plains, Inc.(a)	117,374

	RETAIL - DISCRETIONARY - 2.2%
1,300	Floor & Decor Holdings, Inc., Class A(a)	145,873

	SEMICONDUCTORS - 13.1%
811	Advanced Micro Devices, Inc.(a)	111,249
1,826	Micron Technology, Inc.	178,856
4,258	NVIDIA Corporation	588,668
		878,773
	SOFTWARE - 9.7%
545	Datadog, Inc., Class A(a)	83,249
3,154	Gitlab, Inc.(a)	201,068
561	Palo Alto Networks, Inc.(a)	217,566
470	Salesforce, Inc.	155,095
		656,978
	TECHNOLOGY HARDWARE - 4.2%
3,250	Corning, Inc.	158,178

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	TECHNOLOGY HARDWARE - 4.2% (Continued)
1,000	Dell Technologies, Inc., Class C	$127,590
		285,768
	TECHNOLOGY SERVICES - 1.1%
326	Globant SA(a)	74,249

	TOTAL COMMON STOCKS (Cost $6,731,965)	6,349,467

	TOTAL INVESTMENTS - 93.7% (Cost $6,731,965)	$6,349,467
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%	427,124
	NET ASSETS - 100.0%	$6,776,591

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security. The total fair value of this security as of November 30, 2024 was $116,811, representing 1.7% of net assets.

(d)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.0%
	AEROSPACE & DEFENSE - 4.3%
29,408	Embraer S.A. - ADR(a)(b)	$1,124,268
14,822	Kratos Defense & Security Solutions, Inc.(a)(b)	401,528
		1,525,796
	APPAREL & TEXTILE PRODUCTS - 1.2%
7,126	On Holding A.G.(a)(b)	415,660

	ASSET MANAGEMENT - 4.1%
4,460	LPL Financial Holdings, Inc.(b)	1,450,169

	BEVERAGES - 1.3%
15,946	Celsius Holdings, Inc.(a)(b)	453,664

	BIOTECH & PHARMA - 7.3%
1,494	Eli Lilly & Company (b)	1,188,254
14,335	Halozyme Therapeutics, Inc.(a)(b)	690,947
1,449	Vertex Pharmaceuticals, Inc.(a)(b)	678,320
		2,557,521
	E-COMMERCE DISCRETIONARY - 3.9%
9,500	Alibaba Group Holding Ltd. - ADR	830,015
15,000	JD.com, Inc. - ADR	560,700
		1,390,715
	INDUSTRIAL INTERMEDIATE PROD - 2.6%
4,664	Chart Industries, Inc.(a)(b)	901,318

	INTERNET MEDIA & SERVICES - 21.1%
7,548	Airbnb, Inc., Class A(a)(b)	1,027,358
12,535	Alphabet, Inc., Class A(a)(b)	2,117,788
7,785	DoorDash, Inc., Class A(a)(b)	1,405,037
1,898	Netflix, Inc.(a)(b)	1,683,165
16,280	Uber Technologies, Inc.(a)(b)	1,171,509
		7,404,857
	LEISURE FACILITIES & SERVICES - 2.1%
17,000	DraftKings, Inc., Class A(a)(b)	742,050

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	LEISURE PRODUCTS - 2.1%
19,000	YETI Holdings, Inc.(a)(b)	$767,030

	MEDICAL EQUIPMENT & DEVICES - 2.8%
13,838	Edwards Lifesciences Corporation(a)(b)	987,341

	OIL & GAS SERVICES & EQUIPMENT - 3.0%
33,390	TechnipFMC plc(b)	1,047,445

	RENEWABLE ENERGY - 1.8%
58,839	Green Plains, Inc.(a)(b)	635,461

	RETAIL - DISCRETIONARY - 2.3%
7,210	Floor & Decor Holdings, Inc., Class A(a)(b)	809,034

	SEMICONDUCTORS - 12.8%
6,000	Advanced Micro Devices, Inc.(a)(b)	823,050
12,196	Micron Technology, Inc.	1,194,598
18,064	NVIDIA Corporation(b)	2,497,348
		4,514,996
	SOFTWARE - 10.0%
2,813	Datadog, Inc., Class A(a)(b)	429,686
18,528	Gitlab, Inc.(a)(b)	1,181,160
2,665	Palo Alto Networks, Inc.(a)(b)	1,033,540
2,746	Salesforce, Inc.(b)	906,153
		3,550,539
	TECHNOLOGY HARDWARE - 4.3%
18,000	Corning, Inc.(b)	876,060
5,000	Dell Technologies, Inc., Class C(b)	637,950
		1,514,010

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	TECHNOLOGY SERVICES - 1.0%
1,500	Globant SA(a)(b)	$341,638

	TOTAL COMMON STOCKS (Cost $28,209,624)	$31,009,244

	TOTAL INVESTMENTS - 88.0% (Cost $28,209,624)	$31,009,244
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%	4,250,144
	NET ASSETS - 100.0%	$35,259,388

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

Shares		Fair Value
	COMMON STOCKS — (42.5)%
	APPAREL & TEXTILE PRODUCTS - (3.1)%
(10,000)	PVH Corporation	$(1,083,700)

	COMMERCIAL SUPPORT SERVICES - (4.1)%
(13,600)	H&R Block, Inc.	(806,208)
(12,650)	Rollins, Inc.	(636,675)
		(1,442,883)
	ELECTRICAL EQUIPMENT - (5.5)%
(9,500)	Amphenol Corporation, Class A	(690,175)
(1,500)	Littelfuse, Inc.	(370,005)
(7,000)	Vertiv Holdings Company	(893,200)
		(1,953,380)
	ENGINEERING & CONSTRUCTION - (2.9)%
(3,000)	Quanta Services, Inc.	(1,033,560)

	ENTERTAINMENT CONTENT - (1.0)%
(7,000)	ROBLOX Corporation, Class A	(350,910)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — (42.5)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - (3.1)%
(2,000)	Charles River Laboratories International, Inc.	$(398,120)
(2,000)	Medpace Holdings, Inc.	(681,260)
		(1,079,380)
	INDUSTRIAL SUPPORT SERVICES - (6.1)%
(12,000)	Fastenal Company	(1,002,720)
(1,300)	United Rentals, Inc.	(1,125,801)
		(2,128,521)
	MEDICAL EQUIPMENT & DEVICES - (1.6)%
(1,030)	Intuitive Surgical, Inc.	(558,260)

	RETAIL - DISCRETIONARY - (1.6)%
(1,500)	RH	(577,710)

	SEMICONDUCTORS - (4.7)%
(4,000)	NXP Semiconductors N.V.	(917,480)
(10,500)	ON Semiconductor Corporation	(746,760)
		(1,664,240)
	TECHNOLOGY SERVICES - (8.8)%
(4,000)	Affirm Holdings, Inc.	(280,040)
(3,000)	Booz Allen Hamilton Holding Corporation	(444,540)
(4,000)	Coinbase Global, Inc., Class A	(1,184,800)
(500)	Fair Isaac Corporation	(1,187,513)
		(3,096,893)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $12,348,422)	$(14,969,437)

ADR	- American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2024

	The Future Fund	The Future
	Active ETF	Long/Short ETF

ASSETS
Investment in securities at value (identified cost $6,731,965 and $28,209,624)	$6,349,467	$31,009,244
Cash	417,837	—
Broker Cash	19,876	19,228,971
Dividends and interest receivable	1,975	38,463
Due from Adviser	20,469	—
Prepaid expenses and other assets	8,614	—
TOTAL ASSETS	6,818,238	50,276,678

LIABILITIES
Securities sold short (proceeds $12,348,422)	—	14,969,437
Investment advisory fees payable	—	19,954
Payable to related parties	19,956	9,202
Dividends payable	—	2,462
Accrued expenses and other liabilities	21,691	16,235
TOTAL LIABILITIES	41,647	15,017,290
NET ASSETS	$6,776,591	$35,259,388

Net Assets Consist Of:
Paid in capital	$9,169,559	$33,586,279
Accumulated gains (losses)	(2,392,968)	1,673,109
NET ASSETS	$6,776,591	$35,259,388

Net Asset Value Per Share:
Net Assets	$6,776,591	$35,259,388
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	260,000	1,480,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.06	$23.82

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2024

	The Future Fund	The Future
	Active ETF	Long/Short ETF
INVESTMENT INCOME
Dividend income	$7,849	$31,751
Interest	25	233,181
Foreign tax withholding	—	103
TOTAL INVESTMENT INCOME	7,874	265,035

EXPENSES
Administrative services fees	56,934	47,274
Investment advisory fees	32,676	158,927
Compliance officer fees	15,504	11,121
Legal fees	12,807	12,403
Printing and postage expenses	8,861	6,736
Custodian fees	8,430	10,677
Audit fees	7,801	7,542
Trustees fees and expenses	6,199	8,454
Transfer agent fees	5,527	3,124
Insurance expense	3,604	2,469
Dividend expense on short sales	—	34,241
Other expenses	6,201	7,153
TOTAL EXPENSES	164,544	310,121
Fees Waived/Expenses Reimbursed by the Adviser	(121,105)	(78,370)
NET EXPENSES	43,439	231,751

NET INVESTMENT GAIN (LOSS)	(35,565)	33,284

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized gain (loss) from security transactions	(313,983)	634,528
Net realized gain on securities sold short	—	515,363
Net realized gain from in-kind redemptions	1,688,888	212,455
	1,374,905	1,362,346

Net change in unrealized appreciation (depreciation) on:
Investments	(291,963)	2,352,754
Securities sold short	—	(2,561,527)
	(291,963)	(208,773)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,082,942	1,153,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,047,377	$1,186,857

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	November 30, 2024	May 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(35,565)	$(80,274)
Net realized gain from security transactions, securities sold short and in-kind redemptions	1,374,905	658,269
Net change in unrealized appreciation (depreciation) of investments	(291,963)	2,341,654
Net increase in net assets resulting from operations	1,047,377	2,919,649

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	14,047,172	7,995,995
Payments for shares redeemed:	(19,784,156)	(8,045,611)
Transaction Fees (Note 5)	2,400	2,100
Net decrease in net assets resulting from shares of beneficial interest	(5,734,584)	(47,516)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,687,207)	2,872,133

NET ASSETS
Beginning of Period	11,463,798	8,591,665
End of Period	$6,776,591	$11,463,798

SHARE ACTIVITY
Shares sold	580,000	380,000
Shares redeemed	(820,000)	(380,000)
Net decrease in shares of beneficial interest outstanding	(240,000)	—

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENT OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Ended
	November 30, 2024	May 31, 2024 *
	(Unaudited)
FROM OPERATIONS
Net investment gain (loss)	$33,284	$(3,176)
Net realized gain from security transactions, securities sold short and in-kind redemptions	1,362,346	102,050
Net change in unrealized appreciation (depreciation) of investments	(208,773)	387,378
Net increase in net assets resulting from operations	1,186,857	486,252

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	12,384,329	22,097,036
Payments for shares redeemed:	(902,586)	—
Transaction Fees (Note 5)	6,000	1,500
Net increase in net assets resulting from shares of beneficial interest	11,487,743	22,098,536

TOTAL INCREASE IN NET ASSETS	12,674,600	22,584,788

NET ASSETS
Beginning of Period	22,584,788	—
End of Period	$35,259,388	$22,584,788

SHARE ACTIVITY
Shares sold	540,000	980,000
Net increase in shares of beneficial interest outstanding	500,000	980,000

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The
	Six Months Ended		Year Ended	Year Ended	Period Ended
	November 30, 2024		May 31, 2024	May 31, 2023	May 31, 2022 *
	(Unaudited)

Net asset value, beginning of period	$22.93		$17.18	$17.44	$25.00
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	3.23		5.91	(0.12)	(7.42)
Total from investment operations	3.13		5.75	(0.26)	(7.55)
Less distributions from:
Net realized gains	—		—	—	(0.01)
Return of capital	—		—	—	(0.00	) (6)
Total distributions	—		—	—	(0.01)
Net asset value, end of period	$26.06		$22.93	$17.18	$17.44
Market price, end of period	$26.06		$22.89	$17.17	$17.44
Total return (2)	13.65	% (4)	33.47%	(1.49)%	(30.22	)% (4)
Total return - Market Price (2)	13.85	% (4)	33.31%	(1.55)%	(30.22	)% (4)
Net assets, at end of period (000s)	$6,777		$11,464	$8,592	$9,766
Ratio of gross expenses to average net assets	3.78	% (3)	3.18%	3.76%	2.14	% (3)
Ratio of net expenses to average net assets	1.00	% (3)	1.00%	1.00%	1.00	% (3)
Ratio of net investment loss to average net assets	(0.82	)% (3)	(0.81)%	(0.84)%	(0.76	)% (3)
Portfolio Turnover Rate (5)	204	% (4)	78%	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHT

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The
	Six Months Ended	Period Ended
	November 30, 2024	May 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$23.05	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.02	(0.03)
Net realized and unrealized gain on investments	0.75	3.08
Total from investment operations	0.77	3.05
Net asset value, end of period	$23.82	$23.05
Market price, end of period	$23.82	$23.01
Total return (2)(5)	3.34%	15.25%
Total return - Market Price (2)(5)	3.52%	15.05%
Net assets, at end of period (000s)	$35,259	$22,585
Ratio of gross expenses to average net assets (3)(4)	1.95%	11.99%
Ratio of net expenses to average net assets (3)(4)	1.46%	1.64%
Ratio of net investment loss to average net assets (4)	0.21%	(0.16)%
Portfolio Turnover Rate (5)(6)	181%	88%

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.73%	11.59%
Net expenses to average net assets	1.24%	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2024

1.	ORGANIZATION

The Future Fund Active ETF (“FFND”) and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective seeks to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,349,467	$—	$—	$6,349,467
Total	$6,349,467	$—	$—	$6,349,467

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,009,244	$—	$—	$31,009,244
Total	$31,009,244	$—	$—	$31,009,244

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,969,437	$—	$—	$14,969,437
Total	$14,969,437	$—	$—	$14,969,437

*	Please refer to the Schedule of Investments for industry classifications.

There were no level 3 holdings as of November 30, 2024.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

The following table is a summary of changes in the FFND’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended November 30, 2024.

Common Stock
Beginning Balance	$107,350
Total realized gain (loss)	—
Appreciation (Depreciation)	9,461
Cost of Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	(116,811)
Ending Balance	$—

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy – The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2022 to May 31, 2024 (for the Future Fund Active ETF), or expected to be taken in the Funds’ May 31, 2025 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$17,407,324	$23,490,872
FFLS	$34,333,948	$46,945,597

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$13,340,366	$18,892,174
FFLS	$12,226,702	$812,191

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the six months ended November 30, 2024, FFND and FFLS incurred $32,676 and $158,927 in advisory fees, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.24% for FFLS. For the six months ended November 30, 2024, the Adviser waived fees/reimbursed expenses of $121,105 and $78,370 in FFND and FFLS, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

As of May 31, 2024, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2025	May 31, 2026	May 31, 2027	Total
FFND	$111,353	$235,831	$214,887	$450,718
FFLS	$—	$—	$201,787	$201,787

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of May 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FFND	—	—	(308,049)	(3,007,156)	—	(125,140)	(3,440,345)
FFLS	117,744	—	—	—	—	368,508	486,252

The difference between book basis and tax basis accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Future Fund Active ETF incurred and elected to defer such late year losses of $38,665.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Future Fund Active ETF incurred and elected to defer such capital losses of $269,384.

At May 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
FFND	1,594,594	1,412,562	3,007,156	—
FFLS	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and in-kind redemptions, resulted in reclassifications for the funds for the fiscal period ended May 31, 2024, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
FFND	1,439,801	(1,439,801)
FFLS	—	—

The Future Fund ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	$6,766,570	$466,328	$(883,431)	$(417,103)
FFLS	15,880,072	4,206,588	(4,046,853)	159,735

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Future Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

November 30, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Future Fund Advisory Agreement”) between The Future Fund Advisors, LLC (“FFA”) and the Trust on behalf of The Future Fund Active ETF (“Future Fund Active”) and The Future Fund Long/Short ETF (“Future Fund Long/Short”), (collectively, the “Future Funds”)

Based on their evaluation of the information provided by FFA, in conjunction with The Future Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Future Fund Advisory Agreement with respect to each of the Future Funds

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Future Fund Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Future Fund Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Future Fund Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Future Fund. The materials also included due diligence materials relating to FFA (including due diligence questionnaires completed by FFA, select financial information of FFA, bibliographic information regarding FFA’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Future Fund Advisory Agreement with respect to each Future Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Future Fund Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Future Fund Advisory Agreement. In considering the approval of the renewal of the Future Fund Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by FFA related to the proposed renewal of the Future Fund Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for each Future Fund, including the individuals that primarily monitor and execute the investment process. The Board discussed FFA’s research capabilities and the quality of its compliance infrastructure, noting that FFA uses an outside compliance consulting firm, Constellation Advisors (“Constellation”), to assist in the continued development and oversight of its compliance program. The Board noted that the personnel at Constellation who are assisting FFA with its compliance program are very experienced in the 1940 Act and experienced in the operations and regulations governing the management of registered investment companies including exchange traded funds. Additionally, the Board received satisfactory responses from representatives of FFA with respect to a series of important questions, including: whether FFA or its principals were involved in any lawsuits or pending

The Future Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

November 30, 2024

regulatory actions; whether the management of other accounts would conflict with its management of each of the Future Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each Future Fund’s investment limitations, noting that FFA’s chief compliance officer actively reviews the portfolio managers’ performance of their duties to ensure compliance under FFA’s compliance program. The Board discussed the capitalization of FFA, and, based on discussions with the representative of FFA, concluded that FFA’s principals had the ability to make additional contributions in order to meet their obligations to each of the Future Funds. The Board also discussed FFA’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that FFA’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted FFA’s representation that the prospectus and statement of additional information for each of the Future Funds accurately describe the investment strategies of each of the Future Funds. The Board concluded that FFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Future Fund Advisory Agreement and that the nature, overall quality and extent of the management services provided by FFA to each of the Future Funds appear to be satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each Future Fund as compared to its respective peer group, Morningstar category and benchmark for the one year and since inception periods ended June 30, 2024. The Board noted that Future Fund Active underperformed its peer group median, Morningstar category median and benchmark (the Russell 3000 Growth Total Return Index) for the one year and since inception periods. With respect to the Future Fund Long/Short, the Board noted that it had underperformed its peer group median and benchmark (the S&P 500 Total Return Index) for the one year and since inception periods but had outperformed its Morningstar category median for the same periods. The Board further noted that FFA did not intend to make adjustments to the strategy or investment process for either Future Fund. After further discussion, the Board concluded that overall, each Future Fund’s past performance was acceptable and in-line with its investment objective, but it will continue to monitor the performance of each Future Fund.

Fees and Expenses. As to the costs of the services to be provided by FFA, the Board reviewed and discussed the advisory fee and total operating expenses of each Future Fund as compared to the respective Fund’s peer group and Morningstar category as presented in the Broadridge Report. With respect to Future Fund Active, the Board noted that while the 0.75% advisory fee was higher than its peer group median and Morningstar category median, it was not the highest in either its peer group or Morningstar category. The Board then reviewed the contractual arrangements for Future Fund Active noting that FFA had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, at least until September 30, 2025, so as not to exceed 1.00% of the average annual net assets, and found such arrangements beneficial to shareholders of Future Fund. The Board concluded that the advisory fee charged by FFA to Future Fund Active was not unreasonable.

With respect to Future Fund Long/Short, the Board noted that while the 1.00% advisory fee for Future Fund Long/Short was higher than its peer group median and Morningstar category median, it was not the highest in either its peer group or Morningstar category. The Board then reviewed the contractual arrangements for Future Fund Long/Short noting that FFA had agree to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees until September 30, 2025, so as not to exceed 1.24% of the average annual net assets, and found such arrangements beneficial to shareholders of Future Fund Long/Short. The Board concluded that the advisory fee charged by FFA to Future Fund Long/Short was not unreasonable.

The Future Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

November 30, 2024

Profitability. The Board also considered the level of profits that could be expected to accrue to FFA with respect to each of the Future Funds based on profitability estimates and analyses provided by FFA and reviewed by the Board. After review and discussion, the Board concluded that, based on the services provided by FFA and the projected growth of each of the Future Funds, the level of profit from FFA’s relationship with each of the Future Funds was not excessive.

Economies of Scale. As to the extent to which each of the Future Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FFA’s expectations for growth for each of the Future Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating of the Future Fund Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FFA as the Board believed to be reasonably necessary to evaluate the terms of the Future Fund Advisory Agreement and as assisted by the advice of independent counsel, the Trustees, including a majority of the Independent Trustees, determined, with respect to each Future Fund, that (a) the terms of the Future Fund Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Future Fund Advisory Agreement is in the best interests of each Future Fund and its respective shareholders. In considering the approval of the Future Fund Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Future Fund Advisory Agreement was in the best interests of each Future Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Future Fund Advisory Agreement

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-466-7090 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-466-7090.

INVESTMENT ADVISOR

The Future Fund, LLC

330 N Wabash, Suite 2300

Chicago, IL 60611

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

FFETFS-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 02/07/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 02/07/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 02/07/2025